Financial Instruments - Non-Derivative (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents
Investments in Financial Instruments
Assets	$ 32,586,352	$ 51,130,992
Assets at fair value	32,586,352	51,130,992
Trade notes and accounts receivable, net
Investments in Financial Instruments
Assets	8,131,458	8,457,302
Assets at fair value	8,131,458	8,457,302
Long-term loan and interest receivable from GTAC
Investments in Financial Instruments
Assets	948,549	853,163
Assets at fair value	953,423	857,006
Open-Ended Fund
Investments in Financial Instruments
Assets	674,451	773,209
Assets at fair value	674,451	773,209
Publicly traded equity instruments
Investments in Financial Instruments
Assets	1,912,150	2,611,053
Assets at fair value	1,912,150	2,611,053
Senior Notes due 2025, 2032 and 2040
Investments in Financial Instruments
Liabilities	18,954,884	22,717,196
Liabilities at fair value	20,432,901	24,313,064
Senior Notes due 2045
Investments in Financial Instruments
Liabilities	13,387,004	17,321,136
Liabilities at fair value	11,542,810	14,975,508
Senior Notes due 2037 and 2043
Investments in Financial Instruments
Liabilities	10,725,690	11,000,000
Liabilities at fair value	8,090,190	8,087,840
Senior Notes due 2026 and 2046
Investments in Financial Instruments
Liabilities	18,405,492	23,371,200
Liabilities at fair value	18,379,439	23,287,882
Senior Notes Due 2049
Investments in Financial Instruments
Liabilities	11,191,163	13,675,853
Liabilities at fair value	10,035,228	12,199,681
Notes due 2027
Investments in Financial Instruments
Liabilities	4,500,000	4,500,000
Liabilities at fair value	4,233,150	4,238,640
Long-term loans payable to Mexican banks
Investments in Financial Instruments
Liabilities	12,650,000	13,650,000
Liabilities at fair value	12,789,686	13,775,125
Lease liabilities.
Investments in Financial Instruments
Liabilities	7,291,550	8,369,072
Liabilities at fair value	$ 7,334,492	$ 8,497,104